Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current Assets
Cash	$ 26,006,609	$ 8,727,542
Trade and other receivables, net	332,918	111,842
Inventories	36,694
Prepaid expenses	422,090	769,825
Total Current Assets	26,798,311	9,609,209
Property and equipment	267,940	37,884
Right-of-use asset	537,569	393,702
Other asset	11,532
Total assets	27,615,352	10,040,795
Current Liabilities
Accounts payable and accrued liabilities	1,205,788	784,786
Accrued payroll	44,447	233,710
Accounts payable - related party	104,840	84,750
Convertible debt - related party	72,930	77,887
Loans payable		22,754
Loans payable - related party		92,792
Silent partnership	732,339
Silent partnership - related party	198,549
Lease liabilities	114,669	55,076
Total current liabilities	2,473,562	1,351,755
Silent partnerships	648,207	1,463,981
Silent partnerships - related party	246,625	476,138
Lease liabilities	475,148	387,766
Total Liabilities	3,843,542	3,679,640
Shareholder’s equity
Share capital	163,332	141,075
Share premium	38,256,659	13,126,493
Reserve	14,514,102	9,736,066
Accumulated deficit	(29,247,405)	(16,644,958)
Accumulated other comprehensive income	85,122	2,479
Total shareholders’ equity	23,771,810	6,361,155
Total liabilities and shareholders’ equity	$ 27,615,352	$ 10,040,795